CONESTOGA FUNDS

CONESTOGA DISCOVERY FUND

Supplement dated May 21, 2026

To the Summary Prospectus of the Conestoga Discovery Fund (the “Fund”)

dated January 31, 2026, as supplemented to date

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE FUND’S SUMMARY PROSPECTUS. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE FUND’S SUMMARY PROSPECTUS.

Joseph F. Monahan will no longer serve as a portfolio manager of the Fund upon his retirement on June 30, 2026 (“Effective Date”).

Accordingly, all references to Joseph F. Monahan are hereby deleted in the Fund’s Summary Prospectus as of the Effective Date.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE